ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199

January 24, 2023	Adam M. Schlichtmann T+1 617-951-7114 F+1 617-235-7346 adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: Legg Mason Partners Variable Income Trust (Registration Nos. 033-40603 and 811-06310) (the “Trust”)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 92 to the Trust’s Registration Statement under the Securities Act and Amendment No. 93 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 92/93”), including (i) the Prospectus and Statement of Additional Information of Western Asset Long Credit VIT (the “Fund”) and (ii) other information and the signature page.

Amendment No. 92/93 relates solely to the Fund, a new series of the Trust. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. Amendment No. 92/93 is being filed for the purpose of including a Prospectus and Statement of Additional Information relating to the Fund. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment No. 92/93 become effective 75 days after filing.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at

(617) 951-7114.

Regards,

/s/ Adam Schlichtmann
Adam M. Schlichtmann